Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S.:
Interest-bearing	$ 37,271	$ 29,053
Non-interest-bearing	4	17
Non-U.S.:
Interest-bearing	612	640
Non-interest-bearing	11	17
Total customer deposits	$ 37,898	$ 29,727